FAIR VALUE MEASUREMENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Investment Income, Net				¥ 4,902,527		¥ 0
Derivative Liabilities Current	¥ 10,364,075	26,486,388		10,364,075			$ 4,070,883
Fair Value Adjustment of Warrants		¥ 0	$ 0	¥ (34,937,341)	$ 10,364,075	¥ 2,096,024
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount | $							$ 10,000,000
Remaining maturity of foreign currency derivative						12 months
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $								$ 70,000,000
Remaining maturity of foreign currency derivative		12 months	12 months
Loss on derivative | ¥						¥ 370,437
Investment Income, Net | ¥	¥ 4,900,000